Acquisitions Purchase Price Allocation Table (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Valu plus Pawn	Sep. 30, 2013 Baja Unlimited, LLC	Dec. 14, 2013 JoLin Enterprises, Inc.	Dec. 31, 2013 Other	Dec. 31, 2012 Other	Dec. 31, 2013 Total
Business Acquisition [Line Items]
Pawn loans				$ 9,361,000	$ 824,000	$ 4,559,000	$ 397,000		$ 15,141,000
Inventory				5,024,000	583,000	3,221,000	532,000		9,360,000
Other current assets				1,071,000	34,000	359,000	43,000		1,507,000
Property and equipment				1,002,000	939,000	782,000	55,000		2,778,000
Goodwill	251,241,000	166,386,000	69,652,000	52,334,000	9,955,000	20,483,000	1,769,000	5,620,000	84,541,000
Intangible assets				2,190,000	300,000	1,020,000	155,000		3,665,000
Other non-current assets				73,000	6,000	0	4,000		83,000
Current liabilities				(1,088,000)	(291,000)	(352,000)	(52,000)		(1,783,000)
Purchase price				$ 69,967,000	$ 12,350,000	$ 30,072,000	$ 2,903,000	$ 16,095,000	$ 115,292,000